Perpetual subordinated convertible securities	12 Months Ended
Dec. 31, 2017
Perpetual Subordinated Convertible Securities [Abstract]
Perpetual subordinated convertible securities

30.        Perpetual subordinated convertible securities

The Company issued the perpetual subordinated convertible securities at a par value of US$250,000 each in the principal amount of US$65,000,000 on December 14, 2017 (the “PSCS”).

The principal terms of the PSCS are as follows:

(1)	Denomination of the PSCS — The PSCS are denominated in USD.
(2)	Maturity date — Perpetual with no fixed redemption date.
(3)

Subordination of the PSCS — In the event of the Winding-Up of the Company, the rights and claims of the Securityholders shall rank ahead of those persons whose claims are in respect of any Junior Securities of the Company, but shall be subordinated in right of payment to the claims of all other present and future senior and subordinated creditors of the Company, other than the claims of holders of Parity Securities.

(4)	Distribution —
a)	Distribution Rate — 2.00% per annum, payable semi-annually in arrears.
b)	Distribution Payment Dates — June 14, and December 14, in each year, commencing on June 14, 2018.
c)

Deferral of Distributions — The Company may elect to defer Distribution which is otherwise scheduled to be paid on a Distribution Payment Date to the next Distribution Payment Date by giving notice to the Securityholders not more than 10 nor less than 5 Business Days prior to a scheduled Distribution Payment Date if, during the 12 months ending on the day before that scheduled Distribution Payment Date no discretionary dividend, distribution or other discretionary payment has been paid or declared by the Company on or in respect of its Junior Securities or its Parity Securities.

d)

Distribution Stopper — If (i) on any Distribution Payment Date, payment of all Distribution payments scheduled to be made on such date is not made in full, or (ii) a Credit Event has occurred and is continuing, the Company shall not:

(i)	declare or pay any dividends, distributions or make any other payment on, and will procure that no dividend or other payment is made on any Junior Securities or Parity Securities; or
(ii)

redeem, reduce, cancel, buy-back or acquire for any consideration any Junior Securities or Parity Securities unless and until (1) the Company satisfies in full all outstanding Arrears of Distribution and any Additional Distribution Amounts; or (2) it is permitted to do so by an Extraordinary Resolution of the Securityholders.

(5)	Conversion —
a)	Conversion Rights — Securityholders may convert their PSCS into Shares during the Conversion Period at the Conversion Price in effect on the relevant Conversion Date.
b)

Conversion period — Any time on or after 40 days from the Issue Date. If the PSCS have been called for redemption, then up to the close of business on a date no later than 7 days prior to the date fixed for redemption or if notice requiring redemption has been given by the Securityholder, then up to the close of business on the day prior to the giving of such notice.

c)	Initial Conversion Price — HK$12.78 per Share.
d)	Initial Conversion Ratio — 152,648.6697 Shares per US$250,000 principal amount of the Security at the Initial Conversion Price.
e)	Fixed Exchange Rate — HK$7.8034 = US$1.00.
f)

Step up events — Upon occurrence of a Change of Control Event or Suspension (if not cured or the Securities not called in each case within 30 days), the Distribution Rate will increase by 3.00% per annum.

g)

Adjustment to Conversion Price — The Conversion Price will be adjusted in certain circumstances, including subdivisions, consolidation or redenomination, rights issue, bonus issue, reorganization, capital distributions and certain other dilutive event.

(6)	Redemption —
a)	At the option of the Company:
(i)

Company Call — On or at any time after December 14, 2020 (the “Third Anniversary Date”), the Company may, having given not less than 30 nor more than 60 days’ notice, redeem the PSCS in whole, but not in part, at their principal amount together with Distribution accrued to the date fixed for redemption, provided that the Closing Price of the Shares for any 20 Trading Days out of 30 consecutive Trading Days immediately prior to the date upon which notice of such redemption is given, was at least 130% of the applicable Conversion Price then in effect.

(ii)

Clean Up Call — On giving not less than 45 nor more than 60 days’ notice, the Company shall redeem all and not some only of the PSCS at (1) the Early Redemption Amount, at any time before the Third Anniversary Date or (2) their principal amount together with Distribution accrued to the date fixed for redemption, at any time on or after the Third Anniversary Date if, prior to the date the relevant Optional Redemption Notice is given, Conversion Rights shall have been exercised and/or purchases (and corresponding cancellations) and/or redemptions effected in respect of 90% or more in principal amount of the PSCS originally issued.

(iii)

Tax Call — The Company may at its option, at any time, on giving not less than 30 nor more than 60 days’ notice to the Securityholders and the Trustee, redeem in whole but not in part at their principal amount together with Distribution accrued to the date fixed for redemption if there is any change to Cayman Islands, Hong Kong or any political subdivision or any authority thereof or therein having power to tax, or any change in the general application or official interpretation of such laws or regulations would result in the Company becoming liable to pay additional tax amount.

(iv)

Accounting Call — Upon occurrence of an Equity Disqualification Event, the Company may at its option, at any time, on giving not less than 30 nor more than 60 days’ notice to the Securityholders redeem, in whole but not in part, the PSCS at (i) the Early Redemption Amount if such redemption occurs prior to the Third Anniversary Date or (ii) their principal amount together with any Distribution accrued to the date fixed for redemption if such redemption occurs on or after the Third Anniversary Date.

(v)

Rating Call — Upon occurrence of a Rating Disqualification Event, the Company may at its option, at any time, on giving not less than 30 nor more than 60 days’ notice to the Securityholders redeem, in whole but not in part, the PSCS at (i) the Early Redemption Amount if such redemption occurs prior to the Third Anniversary Date or (ii) their principal amount together with any Distribution accrued to the date fixed for redemption if such redemption occurs on or after the Third Anniversary Date.

b)	At the option of the Securityholder:
(i)

Following occurrence of any delisting or suspension arising from or as a result of an application to HKSE having been initiated or made by the Group or such delisting or suspension having been effected or imposed through any other means controlled by the Group or otherwise resulting from any action of the Group or any default or non-compliance by the Group of any of its obligations that are within its control (whether or not imposed by law or the listing rules of HKSE), the holder of each Security will have the right to require the Company to redeem all or some only of PSCS at their principal amount, together with any Distribution accrued to the date fixed for redemption.

(ii)	Tax Call — Securityholders have the right to elect for their PSCS not to be redeemed but with no entitlement to any additional amounts.

The PSCS are included in equity in the Group’s consolidated financial statements as the Group does not have a contractual obligation to deliver cash or other financial assets arising from the issue of the PSCS. The PSCS will remain as equity reserve until the PSCS are converted, in which case, the balance recognized in equity will be transferred to ordinary shares and share premium.

As at the issue date and the year ended December 31, 2017, the net book value of PSCS amounted to US$64.1 million after the deduction of issue expenses of US$0.9 million.

Up to the date of the authorization of the Group’s consolidated financial statements for the year ended December 31, 2017, no PSCS have been converted into ordinary shares of the Company, either no distribution was paid.

As of the date of this report, the Company has been informed by each of Datang and China IC Fund in a non-legally binding letter of intent that it intends to exercise its pre-emptive right in relation to the issue of the placed PSCS on December 6, 2017 with an additional allocation of approximately US$200,000,000 (including the amount it is entitled to in relation to the exercise of pre-emptive right) in aggregate principal amount of the placed PSCS (in the case of Datang) and with an additional allocation of up to US$300,000,000 (including the amount it is entitled to in relation to the exercise of pre-emptive right) in principal amount of the placed PSCS (in the case of China IC Fund).